CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Short-term loan of the VIEs without recourse to the Company	$ 4,222	¥ 29,311,000
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	9,207	63,921,000	¥ 54,638,000
Accounts payable of the VIEs without recourse to the Company	43,435	301,569,000	205,593,000
Accrued employee benefits of the VIEs without recourse to the Company	6,659	46,233,000	44,690,000
Accrued expenses and other payables of the VIEs without recourse to the Company	7,590	52,697,000	76,409,000
Income taxes payable of the VIEs without recourse to the Company	2,005	13,924,000	13,513,000
Liabilities for uncertain tax positions of the VIEs without recourse to the Company	1,443	10,020,000	11,337,000
Current portion of long term loan of the VIEs without recourse to the Company	553	3,840,000	7,180,000
Current portion of capital lease obligations of the VIEs without recourse to the Company	10,493	72,851,000	70,615,000
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB16,360 and RMB13,000 (US$1,872) as of December 31, 2015 and 2016, respectively)	1,872	13,000,000	16,360,000
Amount due to a subsidiary held for sale of the VIEs without recourse to the Company	2,602	18,063,000	319,536,000
Non-current portion of capital lease obligations of the VIEs without recourse to the Company	6,330	43,951,000	104,450,000
Deferred government grant of the VIEs without recourse to the Company, non-current	$ 1,614	¥ 11,208,000	¥ 8,439,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	386,503,123	386,503,123	400,069,875
Ordinary shares, shares outstanding (in shares)	409,339,219	409,339,219	400,069,875
Consolidated Variable Interest Entity (VIEs)
Short-term loan of the VIEs without recourse to the Company	$ 4,222	¥ 29,311,000	¥ 0
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	9,112	63,266,000	54,171,000
Accounts payable of the VIEs without recourse to the Company	42,954	298,231,000	202,223,000
Accrued employee benefits of the VIEs without recourse to the Company	5,208	36,159,000	33,151,000
Accrued expenses and other payables of the VIEs without recourse to the Company	4,455	30,933,000	61,195,000
Income taxes payable of the VIEs without recourse to the Company	882	6,121,000	6,884,000
Liabilities for uncertain tax positions of the VIEs without recourse to the Company	675	4,689,000	6,006,000
Current portion of long term loan of the VIEs without recourse to the Company | ¥		0	0
Current portion of capital lease obligations of the VIEs without recourse to the Company	10,459	72,614,000	69,918,000
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB16,360 and RMB13,000 (US$1,872) as of December 31, 2015 and 2016, respectively)	1,872	13,000,000	16,360,000
Amount due to a subsidiary held for sale of the VIEs without recourse to the Company	1,816	12,606,000	297,935,000
Non-current portion of capital lease obligations of the VIEs without recourse to the Company	6,330	43,951,000	104,213,000
Deferred government grant of the VIEs without recourse to the Company, non-current	$ 1,614	¥ 11,208,000	¥ 8,439,000